Concentrations and Risks (Details) ¥ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022 CNY (¥) item	Sep. 30, 2021 item	Dec. 31, 2021 CNY (¥) item	Sep. 30, 2022 USD ($)
Concentrations and Risks
Accounts receivable, net	¥ 1,298,075		¥ 1,382,328	$ 182,480
Telecommunications service provider
Concentrations and Risks
Total number of telecommunications service providers	144	120
Telecommunications service provider | Servers and bandwidth expenditure
Concentrations and Risks
Number of service providers providing 10% or more of the Group's servers and bandwidth expenditure	3	3
Telecommunications service provider | 10% or greater service providers | Servers and bandwidth expenditure
Concentrations and Risks
Concentration risk percentage	47.00%	57.00%
Credit risk | Accounts receivable | Distribution channel A
Concentrations and Risks
Number of distribution channels with receivable balance exceeding 10% of the Group's accounts receivable	0		1
Accounts receivable, net | ¥			¥ 171,680
Distribution channel risk
Concentrations and Risks
Number of distribution channel concentration over ten percent benchmark	0	0
Mobile games
Concentrations and Risks
Number of mobile games concentration over ten percent benchmark	0	0
Mobile games | Mobile games | Net revenues
Concentrations and Risks
Concentration risk percentage	25.00%	28.00%